CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2021
CONVERTIBLE PROMISSORY NOTES
Convertible Promissory Notes

NOTE 6 – CONVERTIBLE PROMISSORY NOTES

	Promissory Note	Convertible Promissory Note - Liability Component	Derivative Liability	Deferred Derivative Loss (Increase)	Total
	$	$	$	$	$
Balance December 31, 2019	165,698	50,593	370,194	(150,851)	435,634

Proceeds net of transaction costs	-	13,396	1,216,301	(826,097)	403,600
Conversions	-	(140,768)	(1,104,262)	(170,994)	(1,416,024)
Fair value change	-	-	1,128,625	867,305	1,995,930
Interest expense	-	30,785	-	-	30,785
Accretion expense	-	137,880	-	-	137,880
Loss (gain) on settlement of debt	(151,301)	-	-	-	(151,301)
Foreign exchange (gain) loss	(2,494)	(165)	-	-	(2,659)

Balance December 31, 2020	11,903	91,721	1,610,858	(280,637)	1,433,845

Proceeds net of transaction costs	-	12,519	1,514,868	(1,036,939)	490,448
Transaction costs	-	-	46,069	-	46,069
Conversions	-	(184,922)	(1,791,218)	1,390,882	(585,258)
Fair value change	-	-	(829,011)	(303,163)	(1,132,174)
Interest expense	-	39,182	-	-	39,182
Accretion expense	-	129,391	-	-	129,391
Foreign exchange (gain) loss	(26)	671	-	-	645

Balance December 31, 2021	11,877	88,562	551,566	(229,857)	422,148

The convertible bonds consisted of a liability component (“financial liability”) and an embedded derivative conversion feature (“derivative liability”) and contra asset account of deferred derivative loss due to significant amount of fair value of the derivative liability at inception in excess of the net proceeds. The net proceeds of these convertible bonds were first allocated to the fair value of the derivative liability.  As the fair value of the derivative liability at inception exceeds the net proceeds, the indication of significant loss at inception exists. As a result, nominal values of US$1,000 per newly issued convertible bonds were allocated to the financial liability. The remaining balance was set up as deferred derivative loss as a contra asset account.  The deferred derivative losses were then amortized to profit and loss over the life of the convertible bonds. Subsequent changes in fair value of the conversion feature were recognized at FVTPL (Note 2(k)).

a)

During the year ended December 31, 2020, the Company issued certain Convertible Promissory Notes. At inception, the net proceeds received of $403,600 (US$299,910 or gross proceeds of US$332,000 net of cash discount in the amount of US$27,700 and transaction costs in the amount of US$4,390) were allocated to the derivative liability at $1,216,301 related to the conversion feature which was determined using the Black-Scholes option pricing model. The remaining balance of the net proceeds were then allocated to nominal values of $13,396 (US$10,000 with US$1,000 per each convertible bond issued in 2020) and deferred derivative loss, a contra asset account of $826,097. The notes are unsecured, bear interest at between 10% and 12% per annum from the date of issuance and mature between six months and one year after the date of issuance. Any amount of interest or principal that is not paid on the maturity date bears interest at 15% to 22% per annum from the maturity date to the date of payment. Any amount of principal and/or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common shares of the Company at a price equal to 61% of the Market Price. The “Market Price” means either the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days or the average of the two closing bid prices during the twenty-five trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between 15% and 40% of the amount prepaid, determined by reference to the date of repayment.

b)

During the year ended December 31, 2021, the Company issued certain convertible promissory notes. At inception, the net proceeds of $490,448 (US$392,000 or gross proceeds of US$428,750 net of cash discount in the amount of US$30,000 and transaction costs in the amount of US$6,750) were allocated to the derivative liability at $1,036,668 related to the conversion feature which was determined using the Black-Scholes option pricing model. The remaining balance of the net proceeds were then allocated to nominal values of $12,519 (US$10,000 with US$1,000 per each convertible bond issued in 2021) and deferred derivative loss, a contra asset account of $1,514,597. The notes are unsecured, bear interest at between 10% and 12% per annum from the date of issuance and mature between six months and one year after the date of issuance. Any amount of interest or principal that is not paid on the maturity date bears interest at 15% to 22% per annum from the maturity date to the date of payment. Any amount of principal and/or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common shares of the Company at a price equal to 61% of the Market Price. The “Market Price” means either the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days or the average of the two closing bid prices during the twenty-five trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between 15% and 40% of the amount prepaid, determined by reference to the date of repayment.

c)

During 2021, promissory notes with a face value of US$464,580 (CAD$585,258) were converted into 220,865,794 common shares of the Company (2020 - US$302,203 converted and 759,908,896 common shares issued).

d)

During the year ended December 31, 2021, the Company recognized through profit and loss a change in the fair value of the derivative liability of $829,011 (2020 - $1,128,625) and the amortization of the deferred derivative loss of $303,163 (2020 – ($867,305)). As at December 31, 2021, the fair value of the derivative liability related to the conversion feature of $551,566 (2020 – $1,610,858) was determined using the Black-Scholes option pricing model based on the following assumptions: share price of US$0.004; a risk-free rate of 0.52%; stock price volatility ranging from 169% to 200%; dividend yield of 0%; and expected life of conversion features ranging from 0.14 to 0.98 years.